Exhibit 99.1

Spirit Master Funding
Net-Lease Mortgage Notes, Series 2017-1
Sample Mortgaged Property Agreed-Upon Procedures

Report To:
Spirit Realty Capital, Inc.
Spirit Master Funding, LLC
Spirit Master Funding II, LLC
Spirit Master Funding III, LLC
Spirit Master Funding VI, LLC
Spirit Master Funding VIII, LLC 1 December 2017

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Spirit Realty Capital, Inc.

Spirit Master Funding, LLC

Spirit Master Funding II, LLC

Spirit Master Funding III, LLC

Spirit Master Funding VI, LLC

Spirit Master Funding VIII, LLC

2727 North Harwood Street, Suite 300

Dallas, Texas 75201

Re:	Spirit Master Funding, LLC, Spirit Master Funding II, LLC, Spirit Master Funding III, LLC,

Spirit Master Funding VI, LLC and Spirit Master Funding VIII, LLC (collectively, the “Issuers”)

Net-Lease Mortgage Notes, Series 2017-1 (the “Notes”)

Sample Mortgaged Property Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Spirit Realty Capital, Inc. (“Spirit Realty”), the Issuers and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with Spirit Realty and the Issuers, the “Specified Parties”), solely to assist the Issuers in evaluating the accuracy of certain information with respect to a pool consisting primarily of:

i.	Monthly pay, first lien, fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by, and

ii.	The applicable rights in the leases and all payments required thereunder (the “Leases”) with respect to,

the fee or leasehold title to commercial real estate properties (collectively, the “Mortgaged Properties,” together with the Mortgage Loans and Leases, the “Collateral Pool”) that will secure the Notes. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Spirit Realty, on behalf of the Issuers, provided us with:

a.	Electronic data files:

i.	Labeled “2017 SRC Data Tape_08.22.17_row 909 update.xlsx” and the corresponding record layout and decode information (the “Initial Preliminary Data File”) that Spirit Realty, on behalf of the Issuers, indicated contains information relating to a pool consisting primarily of (i) monthly pay, first lien, fixed rate commercial mortgage loans (the “Initial Mortgage Loans”) secured by, or (ii) the applicable rights in the leases and all payments required thereunder (the “Initial Leases”) with respect to, the fee or leasehold title to commercial real estate properties (collectively, the “Initial Mortgaged Properties,” together with the Initial Mortgage Loans and Initial Leases, the “Initial Collateral Pool”) that Spirit Realty, on behalf of the Issuers, indicated is expected to be representative of the Collateral Pool as of 20 June 2017 (the “Preliminary Cut-off Date”) (or with respect to certain appraisal information, as of 1 August 2017, the “Appraisal Cut-off Date”),

ii.	Labeled “Data Tape sent to EY 10.20.17.xlsx” and the corresponding record layout and decode information (the “Preliminary Data File”) that Spirit Realty, on behalf of the Issuers, indicated contains information relating to the Mortgage Loans, Mortgaged Properties and Leases as of 13 October 2017 (the “Series 2017-1 Cut-off Date”) (or with respect to certain annualized base rent information, as of the Preliminary Cut-off Date and with respect to certain appraisal information, as of the Appraisal Cut-off Date),

iii.	Labeled “Data Tape Final_2017 Series_SENT.xlsx” and the corresponding record layout and decode information (the “Data File,” together with the Initial Preliminary Data File and Preliminary Data File, the “Provided Data Files”) that Spirit Realty, on behalf of the Issuers, indicated contains information relating to the Mortgage Loans, Mortgaged Properties and Leases as of the Series 2017-1 Cut-off Date (or with respect to certain annualized base rent information, as of the Preliminary Cut-off Date and with respect to certain appraisal information, as of the Appraisal Cut-off Date),

iv.	Labeled “Master Trust 08 07 17.xlsx” and the corresponding record layout and decode information (the “Monthly Master Trust Report”) that Spirit Realty, on behalf of the Issuers, indicated contains certain ownership and industry information relating to the Sample Mortgaged Properties (as defined in Attachment A),

v.	Labeled “Property List 08.31.2017 Final Edit.xlsx” and the corresponding record layout and decode information (the “Property List”) that Spirit Realty, on behalf of the Issuers, indicated contains certain acquisition date, NAICS code and industry information relating to the Sample Mortgaged Properties,

vi.	Labeled “Rent Roll v2 06.29.17.xlsx” (the “Rent Roll Schedule Part 1”) that Spirit Realty, on behalf of the Issuers, indicated contains certain rent information relating to the Sample Mortgaged Properties as of the Preliminary Cut-off Date,

vii.	Labeled “Rent Roll 08.09.17.xlsx” (the “Rent Roll Schedule Part 2,” together with the Rent Roll Schedule Part 1, the “Rent Roll Schedules”) that Spirit Realty, on behalf of the Issuers, indicated contains certain additional rent information relating to the Sample Mortgaged Properties as of the Preliminary Cut-off Date,

a.	(continued)

viii.	Labeled “CPI Frequency.xlsx” (the “CPI Rent Escalation Date Schedule”) that Spirit Realty, on behalf of the Issuers, indicated contains certain information relating to the date of escalation relating to the Sample Mortgaged Properties, as applicable,

ix.	Labeled “Escalation Bumps.xlsx” (the “Fixed Rent Escalation Date Schedule,” together with the CPI Rent Escalation Date Schedule, the “Rent Escalation Date Schedules”) that Spirit Realty, on behalf of the Issuers, indicated contains certain additional information relating to the date of escalation relating to the Sample Mortgaged Properties, as applicable, and

x.	Labeled “FCCR MRI DATABASE_101517.xlsx” (the “EBITDAR Schedule”) that Spirit Realty, on behalf of the Issuers, indicated contains certain EBITDAR information relating to the Sample Mortgaged Properties,

b.	A schedule (the “Vacant Mortgaged Properties Schedule Part 1”) that Spirit Realty, on behalf of the Issuers, indicated contains a list of property IDs (each, a “Property ID”) relating to certain Initial Mortgaged Properties that are vacant,

c.	A schedule (the “Vacant Mortgaged Properties Schedule Part 2,” together with the Vacant Mortgaged Properties Schedule Part 1, the “Vacant Mortgaged Properties Schedules”) that Spirit Realty, on behalf of the Issuers, indicated contains a list of Property IDs relating to certain Mortgaged Properties that are vacant,

d.	Certain schedules (the “Exempt Lease Schedules Part 1”) that Spirit Realty, on behalf of the Issuers, indicated contain information relating to the Initial Mortgaged Properties that have Initial Sample Characteristic (as defined herein) values that are expected to change,

e.	Certain schedules (the Exempt Lease Schedules Part 2,” together with the Exempt Lease Schedules Part 1, the “Exempt Lease Schedules”) that Spirit Realty, on behalf of the Issuers, indicated contain information relating to the Mortgaged Properties that have Sample Characteristic (as defined herein) values that are expected to change,

f.	A schedule (the “Schedule III”) that Spirit Realty, on behalf of the Issuers, indicated contains certain concept and acquisition date information relating to the Sample Mortgaged Properties,

g.	Imaged copies of:

i.	The master lease agreement, single-unit lease agreement, unconditional guaranty of payment and performance, termination of lease guaranty, confirmation of renewal notice, tenant lease/loan expiration confirmation letter, tenant name change form, tenant rent commencement letter and any corresponding amendments, addendums, estoppels, assignment and assumptions or other related documents (collectively, and as applicable, the “Lease Agreement”),

ii.	The master mortgage loan agreement, single-unit mortgage loan agreement, promissory note, unconditional guaranty of payment and performance and any corresponding amendments or other related documents (collectively, and as applicable, the “Loan Agreement”),

iii.	The franchise agreement (the “Franchise Agreement”),

iv.	The appraisal report (the “Appraisal”),

v.	The phase I environmental report (the “Phase I Environmental Report”), if applicable,

vi.	The phase II investigation report (the “Phase II Investigation Report”), if applicable,

vii.	The baseline environmental site assessment (the “Baseline Environmental Site Assessment”), if applicable,

g.	(continued)

viii.	The report on ground penetrating radar investigation (the “Report on Ground Penetrating Radar Investigation”), if applicable,

ix.	The survey (the “Survey”), if applicable,

x.	Certain payment schedule screen shots from Spirit Realty’s internal system (the “MRI Screen Shots”) that Spirit Realty, on behalf of the Issuers, indicated contain information relating to the date of rent escalation that supersedes the corresponding information contained in the Lease Agreement, as applicable,

xi.	Certain payment schedule screen shots from Spirit Realty’s internal system (the “Mortgage Payment Screen Shots”) that Spirit Realty, on behalf of the Issuers, indicated contain certain information relating to the mortgage payment paid through date,

xii.	Certain public rating screen shots (the “Public Rating Screen Shots”),

xiii.	The EDF credit rating matrix (the “EDF Credit Rating Matrix”) that Spirit Realty, on behalf of the Issuers, indicated contains certain EDF equivalent public rating information, if applicable,

xiv.	The judicial notice (the “Judicial Notice”) that Spirit Realty, on behalf of the Issuers, indicated contains certain information relating to the termination of the franchise agreement, as applicable,

xv.	The tenant rebranding memo (the “Tenant Rebranding Memo”) that Spirit Realty, on behalf of the Issuers, indicated contains certain concept information, as applicable, and

xvi.	The financial ratio summary (the “Financial Ratio Summary,” together with the Lease Agreement, Loan Agreement, Franchise Agreement, Appraisal, Phase I Environmental Report, Phase II Investigation Report, Baseline Environmental Site Assessment, Report on Ground Penetrating Radar Investigation, Survey, MRI Screen Shots, Mortgage Payment Screen Shots, Public Rating Screen Shots, EDF Credit Rating Matrix, Judicial Notice and Tenant Rebranding Memo, the “Source Documents”) that Spirit Realty, on behalf of the Issuers, indicated contains certain corporate FCCR information, as applicable, relating to the Sample Mortgaged Properties,

h.	The internet website address https://carouselcapital.com/saash-accelerates-growth-with-acquisitions/ (the “Franchise Website,” together with the Monthly Master Trust Report, Property List, Rent Roll Schedules, Rent Escalation Date Schedules, EBITDAR Schedule, Schedule III and Source Documents, the “Sources”) that Spirit Realty, on behalf of the Issuers, indicated contains certain franchise information for certain Sample Mortgaged Properties,

i.	The list of relevant characteristics (the “Initial Sample Characteristics”) on the Provided Data Files, which are shown on Exhibit 1 to Attachment A,

j.	The list of relevant characteristics (the “Additional Sample Characteristics”) on the Preliminary Data File and Data File, which are shown on Exhibit 3 to Attachment A,

k.	The list of relevant characteristics (the “Mortgage Loan Sample Characteristics,” together with Initial Sample Characteristics and Additional Sample Characteristics, the “Sample Characteristics”) on the Preliminary Data File and Data File, which are shown on Exhibit 5 to Attachment A, and

l.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Issuers are responsible for the Provided Data Files, Vacant Mortgage Properties Schedules, Exempt Lease Schedules, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Provided Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Vacant Mortgage Properties Schedules, Exempt Lease Schedules, Sources or any other information provided to us, or that we were instructed to obtain, by Spirit Realty, on behalf of the Issuers, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Initial Collateral Pool or Collateral Pool, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by Spirit Realty, on behalf of the Issuers, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans and Leases in the Collateral Pool conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans and Leases in the Collateral Pool,

iii.	Whether the originators of the Mortgage Loans and Leases in the Collateral Pool complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Collateral Pool that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 December 2017

Attachment A Page 1 of 8

Procedures performed and our associated findings

1.	As instructed by Spirit Realty, on behalf of the Issuers, we:

a.	Selected the 49 largest Initial Mortgaged Properties based on collateral value (the “Top 49”), as shown on the Initial Preliminary Data File,

b.	Selected the 45 smallest Initial Mortgaged Properties based on collateral value (the “Bottom 45”), as shown on the Initial Preliminary Data File, and

c.	Randomly selected a sample of 90 Initial Mortgaged Properties that were not included in the Top 49 or Bottom 45 from the Initial Preliminary Data File (the “Random Sample,” together with the Top 49 and Bottom 45, the “Initial Sample Mortgaged Properties”).

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, did not inform us as to the basis for how they determined the methodology they instructed us to use to select the Initial Sample Mortgaged Properties from the Initial Preliminary Data File.

For the purpose of the procedures described in this report, the 184 Initial Sample Mortgaged Properties are referred to as Sample Mortgaged Property Numbers 1 through 184.

Spirit Realty, on behalf of the Issuers, indicated that the 184 Initial Sample Mortgaged Properties consisted of:

a.	180 Initial Mortgaged Properties corresponding to Initial Leases, four of which were vacant (the “Initial Sample Vacant Mortgaged Properties”), as shown on the Vacant Mortgaged Properties Schedule Part 1, and

b.	Four Initial Mortgaged Properties corresponding to Initial Mortgage Loans (the “Initial Sample Mortgage Loans”).

2.	For each Initial Sample Mortgaged Property (except for the Initial Sample Mortgage Loans and Initial Sample Vacant Mortgaged Properties, which Spirit Realty, on behalf of the Issuers, instructed us not to compare), we compared the Initial Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Initial Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by Spirit Realty, on behalf of the Issuers, that are stated in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by Spirit Realty, on behalf of the Issuers, to use for each Initial Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Attachment A Page 2 of 8

3.	For each commercial real estate property on the Initial Preliminary Data File and Preliminary Data File, we compared the Property ID, as shown on the Initial Preliminary Data File, to the corresponding Property ID, as shown on the Preliminary Data File, and noted that:

a.	Seven of the Mortgaged Properties included on the Preliminary Data File were not included on the Initial Preliminary Data File,

b.	23 of the Initial Mortgaged Properties included on the Initial Preliminary Data File were not included on the Preliminary Data File (the “Removed Initial Mortgaged Properties”),

c.	Four of the Removed Initial Mortgaged Properties were Initial Sample Mortgaged Properties (the “Removed Initial Sample Mortgaged Properties”) and

d.	Three of the Removed Initial Sample Mortgaged Properties were Initial Sample Vacant Mortgaged Properties (the remaining Initial Sample Vacant Mortgaged Property is hereinafter referred to as the “Remaining Initial Sample Vacant Mortgaged Property”).

The Removed Initial Sample Mortgaged Properties are Initial Sample Mortgaged Property Numbers 1, 81, 108 and 176. The remaining Initial Sample Mortgaged Properties are hereinafter referred to as the “Remaining Initial Sample Mortgaged Properties.”

Spirit Realty, on behalf of the Issuers, indicated that two Remaining Initial Sample Mortgaged Properties became vacant between the Preliminary Cut-off Date and Series 2017-1 Cut-off Date (the “Additional Initial Sample Vacant Mortgaged Properties”), as shown on the Vacant Mortgaged Properties Schedule Part 2.

4.	As instructed by Spirit Realty, on behalf of the Issuers, we randomly selected a sample of 20 Mortgaged Properties that were not Remaining Initial Sample Mortgaged Properties from the Preliminary Data File (the “Additional Sample Mortgaged Properties,” together with the Initial Sample Mortgaged Properties, the “Sample Mortgaged Properties”). For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, did not inform us as to the basis for how they determined the methodology they instructed us to use to select the Additional Sample Mortgaged Properties from the Preliminary Data File.

For the purpose of the procedures described in this report, the 20 Additional Sample Mortgaged Properties are referred to as Sample Mortgaged Property Numbers 185 through 204. The Additional Sample Mortgaged Properties, together with the Remaining Initial Sample Mortgaged Properties, are hereinafter referred to as the “Final Sample Mortgaged Properties.”

Attachment A Page 3 of 8

4.	(continued)

Spirit Realty, on behalf of the Issuers, indicated that the 20 Additional Sample Mortgaged Properties consisted of:

a.	19 Mortgaged Properties corresponding to Leases, one of which was vacant (the “Additional Sample Vacant Mortgaged Property,” together with the Remaining Initial Sample Vacant Mortgaged Property and Additional Initial Sample Vacant Mortgaged Properties, the “Sample Vacant Mortgaged Properties”), as shown on the Vacant Mortgaged Properties Schedule Part 2, and

b.	One Mortgaged Property corresponding to a Mortgage Loan (the “Additional Sample Mortgage Loan,” together with the Initial Sample Mortgage Loans, the “Sample Mortgage Loans”).

5.	For each Additional Sample Mortgaged Property (except for the Additional Sample Mortgage Loan and Additional Sample Vacant Mortgaged Property, which Spirit Realty, on behalf of the Issuers, instructed us not to compare), we compared the Initial Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by Spirit Realty, on behalf of the Issuers, that are stated in the notes to Exhibit 1 to Attachment A and the additional instruction provided by Spirit Realty, on behalf of the Issuers, which is described in the final paragraph of this Item 5. The Source(s) that we were instructed by Spirit Realty, on behalf of the Issuers, to use for each Initial Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 5., Spirit Realty, on behalf of the Issuers, instructed us to replace any reference to “Initial Sample Mortgaged Property,” “Initial Preliminary Data File,” and “Preliminary Cut-off Date” in the notes to Exhibit 1 to Attachment A with “Additional Sample Mortgaged Property,” “Preliminary Data File” and “Series 2017-1 Cut-off Date,” respectively.

6.	For each Final Sample Mortgaged Property (except for the Sample Mortgage Loans and Sample Vacant Mortgaged Properties), we compared the Additional Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by Spirit Realty, on behalf of the Issuers, that are stated in the notes to Exhibit 3 to Attachment A. The Source(s) that we were instructed by Spirit Realty, on behalf of the Issuers, to use for each Additional Sample Characteristic are shown on Exhibit 3 to Attachment A. Except for the information shown on Exhibit 4 to Attachment A, all such compared information was in agreement.

Attachment A Page 4 of 8

7.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibits 1, 3 and 5 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by Spirit Realty, on behalf of the Issuers, that are stated in the notes to Exhibits 1, 3 and 5 to Attachment A and the additional instructions provided by Spirit Realty, on behalf of the Issuers, which are described in the final three paragraphs of this Item 7. The Source(s) that we were instructed by Spirit Realty, on behalf of the Issuers, to use for each Sample Characteristic are shown on Exhibits 1, 3 and 5 to Attachment A. Except for the information shown on Exhibit 6 to Attachment A, all such compared information was in agreement.

For the purpose of the procedures described in this Item 7., Spirit Realty, on behalf of the Issuers, instructed us to replace any reference to “Initial Sample Mortgaged Property,” “Initial Preliminary Data File ,” “Preliminary Cut-off Date” and “Lease Agreement” in the notes to Exhibit 1 to Attachment A with “Sample Mortgage Loan,” “Preliminary Data File,” “Series 2017-1 Cut-off Date” and “Loan Agreement” respectively.

We were instructed by Spirit Realty, on behalf of the Issuers, not to compare the triple-net lease (Y/N), 12/31/2016 annualized base rent, 12/31/2016 annualized base rent/sq ft, 6/30/2017 annualized base rent, 6/30/2017 annualized base rent/sq ft, 12/31/2017 trailing twelve month base rent, 12/31/2017 trailing twelve month base rent/sq ft, date of rent escalation, annualized escalated base rent, percentage rent (Y/N), percentage rent description, escalations (lease), renewal options remaining, tenant purchase option (Y/N), tenant purchase option timing and tenant purchase option price Initial Sample Characteristics for each Sample Mortgage Loan.

For the purpose of comparing the collateral value Initial Sample Characteristic for each Sample Mortgage Loan, Spirit Realty, on behalf of the Issuers, indicated that the collateral value should be the lesser of the:

a.	Appraised value, as determined in note xiii. to Exhibit 1 to Attachment A, or

b.	Product of:

(1)	Allocation rates, as shown on the Preliminary Data File, and

(2)	12/31/2016 mortgage balance, as shown in the Loan Agreement.

8.	For each Sample Vacant Mortgaged Property, we compared the Vacant Sample Characteristics (as defined below) listed on Exhibits 1 and 3 to Attachment A, as applicable, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by Spirit Realty, on behalf of the Issuers, that are stated in the notes to Exhibits 1 and 3 to Attachment A and the additional instruction provided by Spirit Realty, on behalf of the Issuers, which is described in the final paragraph of this Item 8. The Source(s) that we were instructed by Spirit Realty, on behalf of the Issuers, to use for each Vacant Sample Characteristic are shown on Exhibits 1 and 3 to Attachment A, as applicable. Except for the information shown on Exhibit 7 to Attachment A, all such compared information was in agreement.

Attachment A Page 5 of 8

8.	(continued)

For the purpose of the procedures described in this Item 8., Spirit Realty, on behalf of the Issuers, instructed us only to compare the following Initial Sample Characteristics and Additional Sample Characteristics for the Sample Vacant Mortgaged Properties:

a.	Address,

b.	City,

c.	State,

d.	Zip code,

e.	Year built,

f.	Acquisition date,

g.	Building SF (Approximate),

h.	Land SF (Approximate),

i.	Phase I (Y/N),

j.	Phase I date (MM-YYYY),

k.	Phase II (Y/N),

l.	Collateral value,

m.	Appraised value,

n.	Land value,

o.	Gas station (Y/N),

p.	Automotive service bays (Y/N) and

q.	Appraisal date,

(collectively, the “Vacant Sample Characteristics”).

For the purpose of the procedures described in this Item 8., Spirit Realty, on behalf of the Issuers, instructed us to replace any reference to “Initial Sample Mortgaged Property,” “Initial Preliminary Data File,” and “Preliminary Cut-off Date” in the notes to Exhibit 1 to Attachment A with “Sample Vacant Mortgaged Properties,” “Preliminary Data File” and “Series 2017-1 Cut-off Date,” respectively.

9.	For each Remaining Initial Sample Mortgaged Property (except for the Initial Sample Mortgage Loans and Remaining Initial Sample Vacant Mortgaged Property which Spirit Realty, on behalf of the Issuers, instructed us not to compare), we compared the Initial Sample Characteristics listed on Exhibit 1 to Attachment A (except as described in the final two paragraphs of this Item 9.), as shown on the Initial Preliminary Data File, to the corresponding information, as shown on the Preliminary Data File.

We noted that:

a.	For the Remaining Initial Sample Mortgaged Properties, the Initial Sample Characteristic differences, as shown on Exhibit 2 to Attachment A, were adjusted on the Preliminary Data File to agree to the corresponding Source value, as shown on Exhibit 2 to Attachment A, and

b.	Except for the information shown on Exhibit 8 to Attachment A and the information described in a. above, all such compared information was in agreement.

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences due to formatting, abbreviation, truncation or misspelling.

Attachment A Page 6 of 8

9.	(continued)

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us not to perform the comparison procedures described in the preceding paragraph of this Item 9. for:

i.	The lease/loan term, current lease/loan age and remaining lease/loan term Initial Sample Characteristics for each Remaining Initial Sample Mortgaged Property which Spirit Realty, on behalf of the Issuers, instructed us not to compare due to the passage of time between the Preliminary Cut-off Date and Series 2017-1 Cut-off Date and

ii.	The Initial Sample Characteristics, as applicable, for any Remaining Initial Sample Mortgaged Property as indicated on the Exempt Lease Schedules Part 1.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by Spirit Realty, on behalf of the Issuers, that are described in this Item 9.

10.	For each commercial real estate property on the Preliminary Data File and Data File, we compared the Property ID, as shown on the Preliminary Data File, to the corresponding Property ID, as shown on the Data File, and noted that:

a.	All of the Mortgaged Properties were included on both the Preliminary Data File and Data File and

b.	No commercial real estate properties other than the Mortgaged Properties were included on the Preliminary Data File or Data File.

11.	For each Final Sample Mortgaged Property, we compared the Sample Characteristics listed on Exhibits 1, 3 and 5 to Attachment A (except as described in the final two paragraphs of this Item 11.), as shown on the Preliminary Data File, to the corresponding information, as shown on the Data File. Except for the information shown on Exhibit 9 to Attachment A, all such compared information was in agreement.

We noted that:

a.	For the Final Sample Mortgaged Properties, the Sample Characteristic differences, Mortgage Loan Sample Characteristic differences and Vacant Sample Characteristic difference, as shown on Exhibits 4, 6 and 7 to Attachment A, respectively, were adjusted on the Data File to agree to the corresponding Source value, as shown on Exhibits 4, 6 and 7 to Attachment A, respectively, and

b.	Except for the information shown on Exhibit 9 to Attachment A and the information described in a. above, all such compared information was in agreement.

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences due to formatting, abbreviation, truncation or misspelling.

Attachment A Page 7 of 8

11.	(continued)

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us not to perform the comparison procedures described in the preceding paragraph of this Item 11. for:

i.	The lease/loan term, current lease/loan age and remaining lease/loan term Initial Sample Characteristics for each Final Sample Mortgaged Property which Spirit Realty, on behalf of the Issuers, instructed us not to compare,

ii.	The Sample Characteristics, as applicable, for any Final Sample Mortgaged Property as indicated on the Exempt Lease Schedules Part 2,

iii.	The Sample Vacant Mortgaged Properties, except for the Vacant Sample Characteristics and

iv.	The triple-net lease (Y/N), 12/31/2016 annualized base rent, 12/31/2016 annualized base rent/sq ft, 6/30/2017 annualized base rent, 6/30/2017 annualized base rent/sq ft, 12/31/2017 trailing twelve month base rent, 12/31/2017 trailing twelve month base rent/sq ft, date of rent escalation, annualized escalated base rent, percentage rent (Y/N), percentage rent description, escalations (lease), renewal options remaining, tenant purchase option (Y/N), tenant purchase option timing and tenant purchase option price Initial Sample Characteristics for each Sample Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions and information provided by Spirit Realty, on behalf of the Issuer, that are described in this Item 11.

12.	As instructed by Spirit Realty, on behalf of the Issuers, we recalculated and found to be in agreement with the corresponding information on the Data File, the lease/loan term Initial Sample Characteristic, as shown on the Data File, for each Final Sample Mortgaged Property by:

a.	Calculating the difference in days between the first full lease payment and lease/loan expiration, both as shown on the Data File,

b.	Dividing the value calculated in a. by 365,

c.	Multiplying the value calculated in b. by 12 and

d.	Rounding the value calculated in c. to the nearest integer.

13.	As instructed by Spirit Realty, on behalf of the Issuers, we recalculated and found to be in agreement with the corresponding information on the Data File, the current lease/loan age Initial Sample Characteristic, as shown on the Data File, for each Final Sample Mortgaged Property by:

a.	Calculating the difference in days between the loan start date, as shown on the Data File, and Series 2017-1 Cut-off Date,

b.	Dividing the value calculated in a. by 365,

c.	Multiplying the value calculated in b. by 12 and

d.	Rounding the value calculated in c. to the nearest integer.

Attachment A Page 8 of 8

14.	As instructed by Spirit Realty, on behalf of the Issuers, we recalculated and found to be in agreement with the corresponding information on the Data File, the remaining lease/loan term Initial Sample Characteristic, as shown on the Data File, for each Final Sample Mortgaged Property by:

a.	Calculating the difference in days between the Series 2017-1 Cut-off Date and lease/loan expiration, as shown on the Data File,

b.	Dividing the value calculated in a. by 365,

c.	Multiplying the value calculated in b. by 12 and

d.	Rounding the value calculated in c. to the nearest integer.

Exhibit 1 to Attachment A

Initial Sample Characteristics

Initial Sample Characteristic	Initial Preliminary Data File Field Name	Source(s)	Note(s)

Property ID	Property ID	Lease Agreement	i.

Contract description	Contract Description	Lease Agreement	ii.

Ownership	Ownership	Monthly Master Trust Report or Lease Agreement	iii.

Investment type	Investment Type	Lease Agreement

Concept	Concept	Schedule III, Lease Agreement, Phase I Environmental Report or Tenant Rebranding Memo	iv.

Address	Address	Appraisal	v.

City	City	Appraisal	v.

State	State	Appraisal

Zip code	Zip Code	Appraisal

Year built	Year Built	Appraisal	vi.

Acquisition date	Acquisition Date	Schedule III or Property List	vii.

Building SF (Approximate)	Building SF (Approximate)	Appraisal or Survey	viii., ix.

Land SF (Approximate)	Land SF (Approximate)	Appraisal	ix.

Phase I (Y/N)	Phase I (Y/N)	Phase I Environmental Report	x.

Phase I date (MM-YYYY)	Phase I Date (MM-YYYY)	Phase I Environmental Report	xi.

Phase II (Y/N)	Phase II Obtained Subsequent to Phase I (Y/N)	Phase II Investigation Report, Baseline Environmental Site Assessment or Report on Ground Penetrating Radar Investigation	xii.

Appraised value	Duff & Phelps Concluded Values (Appraisal)	(a)Appraisal or (b)Appraisal and recalculation	xiii.

Exhibit 1 to Attachment A

Initial Sample Characteristic	Initial Preliminary Data File Field Name	Source(s)	Note(s)

Collateral value	Collateral Value	(a) Appraisal or (b) Appraisal and recalculation	xiv.

Land Value	Duff & Phelps Land Values	Appraisal

Triple-net lease (Y/N)	Is Lease Triple Net (Y/N)	Lease Agreement	xv.

Obligor	Obligor PDT	Lease Agreement	xvi.

Corporate guarantor	Corporate Guarantor	Lease Agreement	xvii., xviii.

Personal guarantor	Personal Guarantor	Lease Agreement	xvii., xviii., xix.

Lessee/borrower	Lessee/Borrower	Lease Agreement

Franchisee/licensee (Y/N)	Franchisee / Licensee (Y/N)	Lease Agreement, Franchise Agreement, Franchise Website or Judicial Notice	xx.

NAICS code	NAICS Code	Property List	xxi.

Industry	Industry	Monthly Master Trust Report or Property List	xxii.

12/31/2016 annualized base rent	12/31/2016 Annualized Base Rent	Rent Roll Schedules and recalculation	xxiii.

12/31/2016 annualized base rent/sq ft	Dec 2016 Rent/Sq Ft	Recalculation	xxiv.

6/30/2017 annualized base rent	6/30/2017 Annualized Base Rent	Rent Roll Schedules and recalculation	xxv.

6/30/2017 annualized base rent/sq ft	6/30/2017 Rent/Sq Ft	Recalculation	xxvi.

12/31/2017 trailing twelve month base rent	12/31/2017 Annualized Base Rent	Rent Roll Schedules and recalculation	xxvii.

12/31/2017 trailing twelve month base rent/sq ft	12/31/2017 Rent/Sq Ft	Recalculation	xxviii.

Date of rent escalation	Date of Rent Escalation	Lease Agreement, Rent Escalation Date Schedules or MRI Screenshot	xxix.

Exhibit 1 to Attachment A

Initial Sample Characteristic	Initial Preliminary Data File Field Name	Source(s)	Note(s)

Annualized escalated base rent	Annualized Escalated Base Rent	Rent Roll Schedules and recalculation	xxx.

Percentage rent (Y/N)	% Rent (Y/N)	Lease Agreement	xxxi.

Percentage rent description	% Rent Description	Lease Agreement	xxxii.

Lease/loan expiration	Lease Expiration	Lease Agreement	xxxiii.

Last full lease payment	Last Full Lease Payment	Lease Agreement	xxxiv.

Lease/loan term	Lease / Loan Term (Total Number of Payments)	Recalculation	xxxv.

Current lease/loan age	Current Lease / Loan Age (06/20/2017)	Recalculation	xxxvi.

Remaining lease/loan term	Remaining Lease / Loan Term (Payments)	Recalculation	xxxvii.

Escalations (lease)	Escalations (Current lease Lease Term Only)	Lease Agreement	xxxviii.

Renewal options remaining	Renewal Options	Lease Agreement

Tenant purchase option (Y/N)	Tenant Purchase Option (Y/N)	Lease Agreement	xxxix.

Tenant purchase option timing	Tenant Purchase Option Timing	Lease Agreement	xI., xli.

Tenant purchase option price	Tenant Purchase Option Price	Lease Agreement	xIi.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the contract description Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to:

a.	Note agreement with an Initial Preliminary Data File value of “Master Lease Property,” if the Lease Agreement shows more than one property address, and

b.	Note agreement with an Initial Preliminary Data File value of “Single Site Building,” if the Lease Agreement shows only one property address.

Exhibit 1 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the ownership Initial Sample Characteristic for each Initial Sample Mortgaged Property (except for Sample Mortgaged Property Numbers 2, 3 and 5), Spirit Realty, on behalf of the Issuers, instructed to use the Monthly Master Trust Report as the Source.

For the purpose of comparing the ownership Initial Sample Characteristic for Sample Mortgaged Property Numbers 2, 3 and 5, Spirit Realty, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source and note agreement with an Initial Preliminary Data File value of “Fee Simple-Leased” if “Spirit” is included in the landlord or lessor name, as shown in the Lease Agreement.

iv.	For the purpose of comparing the concept Initial Sample Characteristic for each Initial Sample Mortgaged Property (except for Sample Mortgaged Property Numbers 10, 43, 168, 184, 197 and 203), Spirit Realty, on behalf of the Issuers, instructed us to use the Schedule III as the Source.

For the purpose of comparing the concept Initial Sample Characteristic for Sample Mortgaged Property Number 10, Spirit Realty, on behalf of the Issuers, instructed us to use the concept on the Schedule III corresponding to the property ID of “P04538,” as shown on Schedule III.

For the purpose of comparing the concept Initial Sample Characteristic for Sample Mortgaged Property Number 43, Spirit Realty, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the concept Initial Sample Characteristic for Sample Mortgaged Property Numbers 168, 184 and 203, Spirit Realty, on behalf of the Issuers, instructed us to use the Phase I Environmental Report as the Source.

For the purpose of comparing the concept Initial Sample Characteristic for Sample Mortgaged Property Number 197, Spirit Realty, on behalf of the Issuers, instructed us to the Tenant Rebranding Memo as the Source.

v.	For the purpose of comparing the address and city Initial Sample Characteristics for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences due to abbreviations or truncations.

vi.	We were instructed by Spirit Realty, on behalf of the Issuers, not to compare the year built Initial Sample Characteristic for Sample Mortgaged Property Number 73 because Spirit Realty, on behalf of the Issuers, indicated that the building is still under construction.

vii.	For the purpose of comparing the acquisition date Initial Sample Characteristic for each Initial Sample Mortgaged Property (except for Sample Mortgaged Property Numbers 10, 15, 17, 20, 43, 168, 184 and 203), Spirit Realty, on behalf of the Issuers, instructed us to use the Schedule III as the Source.

For the purpose of comparing the acquisition date Initial Sample Characteristics for Sample Mortgaged Property Numbers 10, 15, 17, 20, 43, 168, 184 and 203, Spirit Realty, on behalf of the Issuers, instructed us to use the Property List as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

viii.	For the purpose of comparing the building SF (Approximate) Initial Sample Characteristic for each Sample Mortgaged Property (except for Sample Mortgaged Property Numbers 18 and 31), Spirit Realty, on behalf of the Issuers, instructed us to use the Appraisal as the Source.

For the purpose of comparing the building SF (Approximate) Initial Sample Characteristics for Sample Mortgaged Property Numbers 18 and 31, Spirit Realty, on behalf of the Issuers, instructed us to use the Survey as the Source.

ix.	For the purpose of comparing the building SF (Approximate) and land SF (Approximate) Initial Sample Characteristics for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/- 1,000 square feet or less.

x.	For the purpose of comparing the phase I (Y/N) Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to:

a.	Note agreement with an Initial Preliminary Data File value of “Y” or “Y (draft)” if a Phase I Environmental Report was provided and

b.	Note agreement with an Initial Preliminary Data File value of “N” if a Phase I Environmental Report was not provided.

xi.	For the purpose of comparing the phase I date (MM-YYYY) Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to only compare the month and year.

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to note agreement with an Initial Preliminary Data File value of “N/A” or “<blank>,” if the phase I (Y/N), as determined in note x. above, is “N.”

xii.	For the purpose of comparing the phase II (Y/N) Initial Sample Characteristic for each Initial Sample Mortgaged Property (except for Sample Mortgaged Property Numbers 40, 142 and 182), Spirit Realty, on behalf of the Issuers, instructed us to use the Phase II Investigation Report as the Source, subject to the instruction in the final paragraph of this note xii.

For the purpose of comparing the phase II (Y/N) Initial Sample Characteristic for Sample Mortgaged Property Numbers 40 and 142, Spirit Realty, on behalf of the Issuers, instructed us to use the Baseline Environmental Site Assessment as the Source, subject to the instruction in the final paragraph of this note xii.

For the purpose of comparing the phase II (Y/N) Initial Sample Characteristic for Sample Mortgaged Property Number 182, Spirit Realty, on behalf of the Issuers, instructed us to use the Report on Ground Penetrating Radar Investigation as the Source, subject to the instruction in the final paragraph of this note xii.

Exhibit 1 to Attachment A

Notes: (continued)

xii.	(continued)

For the purpose of comparing the phase II (Y/N) Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to:

a.	Note agreement with an Initial Preliminary Data File value of “Y” or “Y-BEA” if a Phase II Investigation Report, Baseline Environmental Site Assessment or Report on Ground Penetrating Radar Investigation, as applicable, was provided and

b.	Note agreement with an Initial Preliminary Data File value of “N” or blank if a Phase II Investigation Report, Baseline Environmental Site Assessment or Report on Ground Penetrating Radar Investigation, as applicable, was not provided.

xiii.	For the purpose of comparing the appraised value Initial Sample Characteristics for each Initial Sample Mortgaged Property (except for Sample Mortgaged Property Numbers 21, 29, 35, 45, 135 and 177), Spirit Realty, on behalf of the Issuers, instructed us to use the Appraisal as the Source.

For the purpose of comparing the appraised value Initial Sample Characteristics for Initial Sample Mortgaged Property Numbers 21, 29, 35, 45, 135 and 177, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the appraised value by multiplying the:

a.	Allocation rates, as shown on the Initial Preliminary Data File,

by

b.	Final appraised value, as shown on the Appraisal, for all Initial Mortgaged Properties that correspond to the same master lease as the Initial Sample Mortgaged Property.

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/-$1.00 or less.

xiv.	For the purpose of comparing the collateral value Initial Sample Characteristic for each Initial Sample Mortgaged Property and Additional Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, indicated that the collateral value should be the same as the appraised value, as determined in note xiii.

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/-$1.00 or less.

Exhibit 1 to Attachment A

Notes: (continued)

xv.	For the purpose of comparing the triple-net lease (Y/N) Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to:

a.	Note agreement with an Initial Preliminary Data File value of “Y” if the lessee is required to pay, at its sole expense, property taxes, insurance and maintenance (collectively, the “Additional Rent”), as shown in the Lease Agreement, and

b.	Note agreement with an Initial Preliminary Data File value of “N” if the lessee is not required to pay, at its sole expense, the Additional Rent, as shown in the Lease Agreement.

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore roof maintenance for Sample Mortgaged Property Number 121.

xvi.	For the purpose of comparing the obligor Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to:

a.	Ignore differences due to truncation and

b.	Use the corporate guarantor, as shown in the Lease Agreement, as the obligor, if the obligor is not listed in the Lease Agreement and

c.	Use the lessee/borrower, as shown in the Lease Agreement, as the obligor, if there is no corporate guarantor or obligor listed in the Lease Agreement.

xvii.	For the purpose of comparing the corporate guarantor and personal guarantor Initial Sample Characteristics for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences due to truncation or abbreviation.

xviii.	We were instructed by Spirit Realty, on behalf of the Issuers, not to compare the corporate guarantor and personal guarantor Initial Sample Characteristics for any Initial Sample Mortgaged Property with a value of “None” on the Initial Preliminary Data File.

xix.	For the purpose of comparing the personal guarantor Initial Sample Characteristic for Sample Mortgaged Property Numbers 184 and 203, Spirit Realty, on behalf of the Issuers, instructed us to ignore “[subject to potential burnoff]” in the personal guarantor value, as shown on the Initial Preliminary Data File.

xx.	For the purpose of comparing the franchisee/licensee (Y/N) Initial Sample Characteristic for each Initial Sample Mortgaged Property (except for Sample Mortgaged Property Numbers 177, 178 and 197), Spirit Realty, on behalf of the Issuers, instructed us to use the Lease Agreement or Franchise Agreement, as applicable, as the Source, subject to the instruction in the final paragraph of this note xx.

For the purpose of comparing the franchisee/licensee (Y/N) Initial Sample Characteristic for Sample Mortgaged Property Numbers 177 and 178, Spirit Realty, on behalf of the Issuers, instructed us to use the Franchise Website as the Source, subject to the instruction in the final paragraph of this note xx.

Exhibit 1 to Attachment A

Notes: (continued)

xx.	(continued)

For the purpose of comparing the franchisee/licensee (Y/N) Initial Sample Characteristic for Sample Mortgaged Property Number 197, Spirit Realty, on behalf of the Issuers, instructed us to use the Judicial Notice as the Source, subject to the instruction in the final paragraph of this note xx.

For the purpose of comparing the franchisee/licensee (Y/N) Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to:

a.	Note agreement with an Initial Preliminary Data File value of “Y” if the Franchise Agreement was provided or the existence of a franchise is shown in the Lease Agreement or on the Franchise Website, as applicable, and

b.	Note agreement with an Initial Preliminary Data File value of “N” if:

(1)	The Franchise Agreement was not provided and the existence of a franchise is not shown in the Lease Agreement or on the Franchise Website, as applicable, or

(2)	The Franchise Agreement was not provided and the existence of a franchise is not shown in the Lease Agreement, or if the franchise has been terminated by the issuance of the Judicial Notice.

xxi.	For the purpose of comparing the NAICS code Initial Sample Characteristic, Spirit Realty, on behalf of the Issuers, indicated that Sample Mortgaged Property Numbers 15, 17 and 20 are inter-company mortgages and instructed us to use the NAICS code of corresponding leases that have the same property addresses as the property addresses of Sample Mortgaged Property Numbers 15, 17 and 20, all as shown on the Property List.

xxii.	For the purpose of comparing the industry Initial Sample Characteristic for each Initial Sample Mortgaged Property (except for Sample Mortgaged Property Numbers 1, 2, 3 and 5), Spirit Realty, on behalf of the Issuers, instructed us to use the Monthly Master Trust Report as the Source.

For the purpose of comparing the industry Initial Sample Characteristic for Sample Mortgaged Property Numbers 1, 2, 3 and 5, Spirit Realty, on behalf of the Issuers, instructed us to use the Property List as the Source.

xxiii.	For the purpose of comparing the 12/31/2016 annualized base rent Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2016 annualized base rent by:

a.	Multiplying the:

(1)	Monthly base rent due for the month ended 31 December 2016, as shown on the Rent Roll Schedules,

by

(2)	12 and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Notes: (continued)

xxiv.	For the purpose of comparing the 12/31/2016 annualized base rent/sq ft Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2016 annualized base rent/sq ft by:

a.	Dividing the 12/31/2016 annualized base rent, as determined in note xxiii. by the:

(1)	Building SF (Approximate), as determined in notes viii. and ix., if the contract description, as determined in note ii., is “Single Site Building” or

(2)	Sum of the building SF of all mortgaged properties that correspond to the same master lease as the Initial Sample Mortgaged Property, as shown on the Appraisal, if the contract description, as determined in note ii., is “Master Lease Property” and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/- $0.01 or less.

xxv.	For the purpose of comparing the 6/30/2017 annualized base rent Initial Sample Characteristic for each Initial Sample Mortgaged Property (except for Sample Mortgaged Property Number 3 and 186), Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 6/30/2017 annualized base rent by:

a.	Multiplying the:

(1)	Monthly base rent due for the month ended 30 June 2017, as shown on the Rent Roll Schedules,

by

(2)	12 and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of comparing the 6/30/2017 annualized base rent Initial Sample Characteristic for Sample Mortgaged Property Number 3, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 6/30/2017 annualized base rent by:

a.	Multiplying the:

(1)	Monthly base rent due for the month ended 31 May 2017, as shown on the Rent Roll Schedules,

by

(2)	12 and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of comparing the 6/30/2017 annualized base rent Initial Sample Characteristic for Sample Mortgaged Property Number 186, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 6/30/2017 annualized base rent by:

a.	Multiplying the:

(1)	Positive monthly base rent due for the month ended 30 June 2017, as shown on the Rent Roll Schedules by

(2)	12 and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

Exhibit 1 to Attachment A

Notes: (continued)

xxvi.	For the purpose of comparing the 6/30/2017 annualized base rent/sq ft Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 6/30/2017 annualized base rent/sq ft by:

a.	Dividing the 6/30/2017 annualized base rent, as determined in note xxv. by the:

(1)	Building SF (Approximate), as determined in notes viii. and ix., if the contract description, as determined in note ii. above, is “Single Site Building” or

(2)	Sum of the building SF of all mortgaged properties and leases that correspond to the same master lease as the Initial Sample Mortgaged Property, as shown on the Appraisal, if the contract description, as determined in note ii., is “Master Lease Property” and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/- $0.01 or less.

xxvii.	For the purpose of comparing the 12/31/2017 trailing twelve month base rent Initial Sample Characteristic for each Sample Mortgaged Property (except for Sample Mortgaged Property Numbers 43, 134, 172 and 186), Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2017 trailing twelve month base rent by:

a.	Adding all annualized base rents due for the year ended 31 December 2017, all as shown on the Rent Roll Schedules, and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of comparing the 12/31/2017 trailing twelve month base rent Initial Sample Characteristic for Sample Mortgaged Property Number 43 and 172, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2017 trailing twelve month base rent by:

a.	Multiplying the:

(1)	Monthly base rent due for the month ended 31 December 2017, as shown on the Rent Roll Schedules,

by

(2)	12 and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of comparing the 12/31/2017 trailing twelve month base rent Initial Sample Characteristic for Sample Mortgaged Property Number 134, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2017 trailing twelve month base rent by:

a.	Multiplying the:

(1)	Monthly base rent due for the month ended 31 January 2017, as shown on the Rent Roll Schedules by

(2)	12 and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

Exhibit 1 to Attachment A

Notes: (continued)

xxvii. (continued)

For the purpose of comparing the 12/31/2017 trailing twelve month base rent Initial Sample Characteristic for Sample Mortgaged Property Number 186, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2017 trailing twelve month base rent by:

a.	Adding all positive annualized base rents due for the year ended 31 December 2017, all as shown on the Rent Roll Schedules and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

xxviii.	For the purpose of comparing the 12/31/2017 trailing twelve month base rent /sq ft Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2017 trailing twelve month base rent /sq ft by:

a.	Dividing the 12/31/2017 trailing twelve month base rent, as determined in note xxvii. by the:

(1)	Building SF (Approximate), as determined in notes viii. and ix., if the contract description, as determined in note ii. is “Single Site Building” or

(2)	Sum of the building SF of all mortgaged properties and leases that correspond to the same master lease as the Initial Sample Mortgaged Property, as shown on the Appraisal, if the contract description, as determined in note ii., is “Master Lease Property” and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/- $0.01 or less.

xxix.	For the purpose of comparing the date of rent escalation Initial Sample Characteristic for each Initial Sample Mortgaged Property (except for the Sample Mortgaged Property Numbers 2, 3, 6, 8, 9, 10, 12, 13, 19, 22, 24, 30, 32, 35, 43, 46, 47, 86, 96, 97, 113, 116, 117, 118, 123, 129, 138, 141, 151, 153, 155, 156, 170, 172 and 179), Spirit Realty, on behalf of the Issuers, instructed us to use the Lease Agreement as the Source.

For the purpose of comparing the date of rent escalation Initial Sample Characteristic for Sample Mortgaged Property Numbers 2, 3, 6, 9, 10, 12, 19, 22, 24, 30, 32, 35, 43, 46, 47, 86, 96, 97, 113, 116, 117, 118, 123, 129, 138, 141, 151, 153, 155, 156, 170, 172 and 179, Spirit Realty, on behalf of the Issuers, instructed us to use the Rent Escalation Date Schedules as the Source.

For the purpose of comparing the date of rent escalation Initial Sample Characteristic for Sample Mortgaged Property Numbers 8 and 13, Spirit Realty, on behalf of the Issuers, instructed us to use the MRI Screenshot as the Source.

Exhibit 1 to Attachment A

Notes: (continued)

xxx.	For the purpose of comparing the annualized escalated base rent Initial Sample Characteristic for each Initial Sample Mortgaged Property (except for the Sample Mortgaged Property Numbers 3, 4, 5, 21, 32, 36, 45, 59, 60, 120, 127, 128, 135, 140 and 154), Spirit Realty, on behalf of the Issuers, instructed us to recalculate the annualized escalated base rent by:

a.	Multiplying the:

(1)	Monthly base rent due for the month ended 31 December 2017, as shown on the Rent Roll Schedules,

by

(2)	12 and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of comparing the annualized escalated base rent Initial Sample Characteristic for Sample Mortgaged Property Numbers 3, 4, 5, 21, 32, 36, 45, 59, 60, 120, 127, 128, 135, 140 and 154, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the annualized escalated base rent by:

a.	Multiplying the:

(1)	Monthly base rent due for the month ended 31 December 2016, as shown on the Rent Roll Schedules,

by

(2)	The sum of 1 and the fixed percentage component of the escalation description, as shown on the Lease Agreement, and

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

For the purpose of comparing the annualized escalated base rent Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to note agreement with an Initial Preliminary Data File value of “N/A” if the date of rent escalation, as determined in note xxix., is “N/A” or a date after 31 December 2017.

xxxi.	For the purpose of comparing the percentage rent (Y/N) Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to:

a.	Note agreement with an Initial Preliminary Data File value of “Y” if the Lease Agreement stated that the lessee intended to pay percentage rent and

b.	Note agreement with an Initial Preliminary Data File value of “N” if the Lease Agreement did not state that the lessee intended to pay percentage rent.

xxxii.	We were instructed by Spirit Realty, on behalf of the Issuers, not to compare the percentage rent description Initial Sample Characteristic for any Initial Sample Mortgaged Property, with a percentage rent (Y/N), as determined in note xxxi., of “N.”

Exhibit 1 to Attachment A

Notes: (continued)

xxxiii.	For the purpose of comparing the lease/loan expiration Initial Sample Characteristic for Sample Mortgaged Property Number 24, Spirit Realty, on behalf of the Issuers, instructed us to note agreement with the Initial Preliminary Data File value if it matches the latest lease/loan expiration date, as shown in the Lease Agreement.

For Sample Mortgaged Property Number 24, Spirit Realty, on behalf of the Issuers, indicated the following information:

“There are 5 units in this master lease and 3/5 have the expiration date listed. We only show 1 date for master leases and we showed the more conservative date.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the information provided by Spirit Realty, on behalf of the Issuers, that is described above.

For the purpose of comparing the lease/loan expiration Initial Sample Characteristic for Sample Mortgaged Property Number 193, Spirit Realty, on behalf of the Issuers, instructed us to note agreement with the Initial Preliminary Data File value if it is the last business day prior to the lease/loan expiration, as shown in the Lease Agreement.

xxxiv.	For the purpose of comparing the last full lease payment Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to use the first day of the month prior to the last full lease payment, as shown in the Lease Agreement, if the last full lease payment is a day other than the last day of the last full lease payment month, as shown in the Lease Agreement.

xxxv.	For the purpose of comparing the lease/loan term Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the lease/loan term by:

a.	Calculating the difference in days between the first full lease payment, as shown on the Initial Preliminary Data File, and lease/loan expiration, as shown in the Lease Agreement,

b.	Dividing the value calculated in a. by 365,

c.	Multiplying the value calculated in b. by 12 and

d.	Rounding the value calculated in c. to the nearest integer.

xxxvi.	For the purpose of comparing the current lease/loan age Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the current lease/loan age by:

a.	Calculating the difference in days between the Preliminary Cut-off Date and lease start date, as shown on the Initial Preliminary Data File,

b.	Dividing the value calculated in a. by 365,

c.	Multiplying the value calculated in b. by 12 and

d.	Rounding the value calculated in c. to the nearest integer.

Exhibit 1 to Attachment A

Notes: (continued)

xxxvii.	For the purpose of comparing the remaining lease/loan term Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the remaining lease/loan term by:

a.	Calculating the difference in days between the lease/loan expiration, as shown in the Lease Agreement, and Preliminary Cut-off Date,

b.	Dividing the value calculated in a. by 365,

c.	Multiplying the value calculated in b. by 12 and

d.	Rounding the value calculated in c. to the nearest integer.

xxxviii.	For the purpose of comparing the escalations (lease) Initial Sample Characteristic for each Initial Sample Mortgaged Property with “CPI” in the escalation description, as shown in the Lease Agreement, Spirit Realty, on behalf of the Issuers, instructed us to note agreement with an Initial Preliminary Data File value of “Fixed Schedule: No remaining escalations” if the lease is in its final term.

For the purpose of comparing the escalations (lease) Initial Sample Characteristic for Sample Mortgaged Property Number 189, Spirit Realty, on behalf of the Issuers, instructed us to ignore “under negotiation” in the Initial Preliminary Data File value.

xxxix.	For the purpose of comparing the tenant purchase option (Y/N) Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to:

a.	Note agreement with an Initial Preliminary Data File value of “Y” if the Lease Agreement indicated that the lessee has a right to purchase the leased property and

b.	Note agreement with an Initial Preliminary Data File value of “N” or “0” if the Lease Agreement did not indicate that the lessee has a right to purchase the leased property.

xl.	For the purpose of comparing the tenant purchase option timing Initial Sample Characteristic for each Initial Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences due to misspellings.

xli.	We were instructed not to compare the tenant purchase option timing and tenant purchase option price Initial Sample Characteristics for any Initial Sample Mortgaged Property with a tenant purchase option (Y/N), as determined in note xxxix., of “N” or “0.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Spirit Realty, on behalf of the Issuers, that are described in the notes above.

Exhibit 2 to Attachment A

Initial Sample Characteristic Differences

Sample Mortgaged Property Number	Initial Sample Characteristic	Initial Preliminary Data File Value	Source Value

1	Ownership	<blank>	Unable to determine
	Renewal options remaining	8 Options; Total 35 yrs	8 Options; Total 40 yrs

3	NAICS code	721120- Entertainment	721120- Casino Hotels
	Date of rent escalation	9/1/2018	9/1/2017
	Escalations (lease)	Annually 1.25%	Lease Year 8 through 20 Annually Greater of CPI or 1.25% with a maximum of 2%

	Renewal options remaining	No Renewal options remaining	4 options; 20 years total extensions of five (5) years each

	Tenant purchase option price	If it’s the 5th year, then it’s the sum of $77 million dollar and all prepayment penalties or premiums/other costs, or the fair market value at the date of the purchase option notice. If it’s the 10th year, it is the $70,0000 or the fair market value at the date of the purchase option notice.	If it’s the 5th year, then it’s the sum of $77 million dollar and all prepayment penalties or premiums/other costs, or the fair market value at the date of the purchase option notice. If it’s the 10th year, it is the $70 million or the fair market value at the date of the purchase option notice.

4	Contract description	Master Lease Property w/ Extra Sub-Lease	Master Lease Property

5	Date of rent escalation	N/A	7/1/2017
	Annualized escalated base rent	N/A	$2,471,236.66

7	Triple-net lease (Y/N)	N	Y
	Corporate guarantor	American Multi-Cinema, Inc	None
	Renewal options remaining	4 Options; Total 20 yrs	3 Options; Total 15 yrs

8	Obligor	American Multi-Cinema, Inc.	Carmike Cinemas, LLC.
	Corporate guarantor	American Multi-Cinema, Inc.	Carmike Cinemas, LLC.

9	Phase I date (MM-YYYY)	03/01/2005	7/3/2007

10	Corporate guarantor	American Multi-Cinema, Inc.	None

16	Obligor	American Multi-Cinema, Inc.	Carmike Cinemas, LLC.
	Corporate guarantor	American Multi-Cinema, Inc.	None

21	Personal guarantor	None	John Miller and Laurie Miller

22	Renewal options remaining	2 Options; Total 20 yrs	1 Option; Total 10 yrs

Exhibit 2 to Attachment A

Sample Mortgaged Property Number	Initial Sample Characteristic	Initial Preliminary Data File Value	Source Value

24	Corporate guarantor	None	Crème de la Crème, Inc.
	Lessee/borrower	Crème de la Crème, Inc.	Creme de la Crème (Lessee), Inc.

30	Contract Description	Multi-Tenant	Single Site Building
	NAICS Code	CHECK	713940 - Fitness and Recreational Sports Centers

31	Phase I date (MM-YYYY)	6/15/2015	9/17/2015

36	Annualized escalated base rent	$7,016,304.08	$7,216,769.91

37	Triple-net lease (Y/N)	N	Y
	Obligor	American Multi-Cinema, Inc	Digital Cinema Destinations Corp. (Individual Guarantors)
	Corporate guarantor	American Multi-Cinema, Inc	Digital Cinema Destinations Corp.
	Personal guarantor	None	Alan M. Grossberg, Russell Schuelt, John Ellison

40	Phase I date (MM-YYYY)	4/01/2006	1/11/2006

42	Renewal options remaining	2 Options; Total 20 yrs	1 Option; Total 10 yrs

45	Personal guarantor	None	John Miller and Laurie Miller

46	Obligor	At Home Stores, LLC	At Home Holding III Inc.
	Corporate guarantor	At Home Stores, LLC	At Home Holding III Inc.

52	Renewal options remaining	3 Options; Total 15 yrs	2 Options; Total 10 yrs

58	Renewal options remaining	3 Options; Total 15 yrs	2 Options; Total 10 yrs

59	Date of rent escalation	N/A	10/1/2017
	Annualized escalated base rent	N/A	$39,006.31

66	Renewal options remaining	3 Options; Total 15 yrs	2 Options; Total 10 yrs

73	Building SF (Approximate)	39,640	0
	12/31/2016 annualized base rent/sq ft	$25.39	$49.20
	6/30/2017 annualized base rent	$25.39	$49.20
	12/31/2017 trailing twelve months base rent	$25.39	$49.20

74	Franchisee/licensee (Y/N)	Y	N

79	Renewal options remaining	3 Options; Total 15 yrs	2 Options; Total 10 yrs

Exhibit 2 to Attachment A

Sample Mortgaged Property Number	Initial Sample Characteristic	Initial Preliminary Data File Value	Source Value

86	Year built	(f)	2007

94	Renewal options remaining	3 Options; Total 15 yrs	2 Options; Total 10 yrs

96	Lease/loan expiration	9/30/2018	9/2/2018
	Last full lease payment	9/1/2018	8/1/2018
	Lease/loan term	243	242
	Remaining lease/loan term	15	14
	Escalations (lease)	Every 2 years, Lesser of 4% or CPI. Reset Jan 2020	Fixed Schedule: No remaining escalations

98	Escalations (lease)	None	Fixed Schedule: No remaining escalations

100	Franchisee/licensee (Y/N)	Y	N

101	Date of rent escalation	7/1/2018	N/A
	Escalations (lease)	Lesser of 4% or CPI (prior 2 years)	Fixed Schedule: No remaining escalations

102	Corporate guarantor	Falcon Holdings LLC	None

103	Corporate guarantor	Falcon Holdings LLC	None

104	Corporate guarantor	Falcon Holdings LLC	None

105	Renewal options remaining	4 Options; Total 20 yrs	3 Options; Total 15 yrs

107	Renewal options remaining	3 Options; Total 15 yrs	2 Options; Total 10 yrs

110	Renewal options remaining	3 Options; Total 15 yrs	2 Options; Total 10 yrs

111	Renewal options remaining	3 Options; Total 15 yrs	2 Options; Total 10 yrs

112	Renewal options remaining	3 Options; Total 15 yrs	2 Options; Total 10 yrs

114	Renewal options remaining	3 Options; Total 15 yrs	2 Options; Total 10 yrs

115	Lessee/borrower	HD Supply Electrical, Ltd	Anixter Power Solutions, LLC

116	Obligor	Fazoli’s Restaurants, LLC	Seed Restaurant Group, Inc.
	Corporate guarantor	None	Seed Restaurant Group, Inc.
	Renewal options remaining	2 Options; Total 10 yrs	1 Options; Total 5 yrs

119	Phase I date (MM-YYYY)	9/1/2005	10/17/2005
	Obligor	American Multi-Cinema, Inc	Carmike Cinemas, LLC.
	Corporate guarantor	American Multi-Cinema, Inc	Carmike Cinemas, LLC.

Exhibit 2 to Attachment A

Sample Mortgaged Property Number	Initial Sample Characteristic	Initial Preliminary Data File Value	Source Value

122	Renewal options remaining	2 Options; Total 10 yrs	3 Options; Total 15 yrs

129	Obligor	Sanford’s Grub & Pub Inc. of Wyoming, Sanford’s Grub & Pub Inc. Of Colorado, Sanford’s Grub & Pub Inc. of South Dakota, White Pony, Inc., Cover Pocket of Gillette Inc.	Sanford’s Grub & Pub Inc. of Wyoming, Sanford’s Grub & Pub Inc. Of Colorado, Sanford’s Grub & Pub Inc. of South Dakota, White Pony, Inc., Corner Pocket of Gillette Inc.
	Corporate guarantor	Sanford’s Grub & Pub Inc. of Wyoming, Sanford’s Grub & Pub Inc. Of Colorado, Sanford’s Grub & Pub Inc. of South Dakota, White Pony, Inc., Cover Pocket of Gillette Inc.	Sanford’s Grub & Pub Inc. of Wyoming, Sanford’s Grub & Pub Inc. Of Colorado, Sanford’s Grub & Pub Inc. of South Dakota, White Pony, Inc., Corner Pocket of Gillette Inc.
	Date of rent escalation	4/1/2019	4/1/2018

130	Obligor	TB Holdings II Parent, Inc.	TB Corp.

	Corporate guarantor	TB Holdings II Parent, Inc.	TB Corp.

132	Phase I date (MM-YYYY)	12/1/2006	8/24/2015

134	Date of rent escalation	1/1/2017	N/A
	Lease/loan expiration	11/30/2016	Month to Month
	Last full lease payment	11/1/2016	Month to Month
	Lease/loan term	119	N/A
	Remaining lease/loan term	-7	N/A

135	Escalations (lease)	Every 5 years of 9% or CPI	Every 5 years, Lesser of 9% or CPI

142	Phase I date (MM-YYYY)	4/1/2006	1/10/2006

144	Obligor	Cajun Funding Corp.; Cajun Restaurants, LLC	Cajun Funding Corp.; Cajun Restaurants, LLC, Cajun Global LLC
	Corporate guarantor	Cajun Funding Corp.; Cajun Restaurants, LLC	Cajun Funding Corp.; Cajun Restaurants, LLC, Cajun Global LLC

146	Corporate guarantor	None	Platinum Restaurant Group, Inc.

150	Percentage rent (Y/N)	Y	N
	Renewal options remaining	2 Options; Total 10 yrs	4 options; Total 20 yrs

151	Triple-net lease (Y/N)	N	Y
	Obligor	Mountainside Fitness Centers of Ocotillo, L.L.C.	Hatten Holdings, Inc. (Individual Guarantors)

Exhibit 2 to Attachment A

Sample Mortgaged Property Number	Initial Sample Characteristic	Initial Preliminary Data File Value	Source Value

	Corporate guarantor	None	Hatten Holdings, Inc.
	Personal guarantor	None	Thomas J. Hatten

151	Date of rent escalation	N/A	1/1/2020
	Escalations (lease)	Fixed no more escalations	Scheduled: 11% on 1/1/2020

152	Percentage rent (Y/N)	N	Y
	Percentage rent description	N/A	2.5% of gross sales minus annual base rent
	Renewal options remaining	3 Options; Total 10.5 yrs	1 Options; 5 yrs

158	Obligor	Shelton Restaurant Group LLC; SRG Baton Rouge, LLC; and SRG Baton Rouge II, LLC	Interfoods of America, Inc.
	Corporate guarantor	None	Interfoods of America, Inc.
	Lessee/borrower	Shelton Restaurant Group LLC; SRG Baton Rouge, LLC; and SRG Baton Rouge II, LLC	SRG Baton Rouge II, LLC
	Escalations (lease)	10% Every 5 Years	Every 2 years increase lesser of 4.04% or CPI*500%

	Tenant purchase option (Y/N)	N	Y
	Tenant purchase option timing	N/A	Lessee shall have the option during the 90 days immediately preceding the tenth and twentieth anniversaries of this Lease and during the 90-day period immediately preceding the end of the first and second optional extension terms set forth in Section 28 of this Lease (as applicable, the “Window”), to give Lessor notice (the “Option Notice”) of Lessee’s election to purchase the Premises for the greater of (i) its fair market value (which fair market value shall be determined in the manner set forth below) or (ii) the Minimum Purchase Price. The closing of such purchase must occur during the first 90 days
	Tenant purchase option price	N/A	FMV or Minimum Purchase Price

Exhibit 2 to Attachment A

Sample Mortgaged Property Number	Initial Sample Characteristic	Initial Preliminary Data File Value	Source Value

159	Phase I date (MM-YYYY)	05/01/2005	8/27/2004
	12/31/2016 annualized base rent	$683,098.56	$824,992.56
	12/31/2016 annualized base rent/sq ft	$40.25	$42.93
	6/30/2017 annualized base rent	$691,637.28	$835,305.00
	6/30/2017 annualized base rent/sq ft	$40.76	$43.46
	12/31/2017 trailing twelve month base rent	$691,637.28	$835,305.00
	12/31/2017 trailing twelve month base rent/sq ft	$40.76	$43.46
	Annualized escalated base rent	$691,637.28	$835,305.00
	Tenant purchase option (Y/N)	Y	N
	Tenant purchase option timing	90 days preceding the 10th, 15th and 20th anniversaries of the lease and 90 days preceding the end of the 1st and 2nd extension options	N/A
	Tenant purchase option price	Greater of FMV or $360,000	N/A

160	12/31/2016 annualized base rent	$141,894.00	$824,992.56

	12/31/2016 annualized base rent/sq ft	$63.12	$42.93

Exhibit 2 to Attachment A

Sample Mortgaged Property Number	Initial Sample Characteristic	Initial Preliminary Data File Value	Source Value

	6/30/2017 annualized base rent	$143,667.72	$835,305.00
	6/30/2017 annualized base rent	$63.91	$43.46
	12/31/2017 trailing twelve month base rent	$143,667.72	$835,305.00
	12/31/2017 trailing twelve month base rent/sq ft	$63.91	$43.46
	Annualized escalated base rent	$143,667.72	$835,305.00
	Tenant purchase option (Y/N)	Y	N
	Tenant purchase option timing	90 days preceding the 10th, 15th and 20th anniversaries of the lease and 90 days preceding the end of the 1st and 2nd extension options	N/A
	Tenant purchase option price	Greater of FMV or $550,000	N/A

165	Triple-net lease (Y/N)	N	Y

166	Renewal options remaining	3 Options; Total 10 yrs	1 option; 2 yrs Total

172	Franchisee/licensee (Y/N)	Y	N

181	Triple-net lease (Y/N)	N	Y

Exhibit 3 to Attachment A

Additional Sample Characteristics

Additional Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note

Gas station (Y/N)	Gas Station (Y/N)	Phase I Environmental Report	i.

Automotive service bays (Y/N)	Automotive Service Bays (Y/N)	Phase I Environmental Report	ii.

Appraisal date	Appraisal Date	Appraisal

Lease/loan start date	Lease Start Date	Lease Agreement

First full lease/loan payment	First Full Lease Payment	Lease Agreement	iii.

Public rating S&P	Public Rating S&P	Public Rating Screenshots	iv.

EDF equivalent rating S&P	EDF Equivalent Rating S&P	EDF Credit Rating Matrix	v.

EBITDAR	EBITDAR ($000s)	EBITDAR Schedule and recalculation	vi.

Corporate FCCR	Corp FCCR	Financial Ratio Summary	vii.

Pre OH EBITDAR / annualized base FCCR	Pre OH EBITDAR / Annualized Base FCCR	Recalculation	viii.

Post OH EBITDAR / annualized base rent	Post OH EBITDAR / Annualized Base Rent	Recalculation	ix.

Sales/sq ft	Sales per SQFT	Recalculation	x.

Notes:

i.	We were instructed by Spirit Realty, on behalf of the Issuers, not to compare the gas station (Y/N) Additional Sample Characteristic if the value is “N” on the Preliminary Data File.

ii.	We were instructed by Spirit Realty, on behalf of the Issuers, not to compare the automotive service bay (Y/N) Additional Sample Characteristic if the industry, as shown on the Preliminary Data File, is not “Automotive dealers,” “Automotive Parts and Service,” “Industrial,” “Manufacturing” or “Distribution.”

iii.	For the purpose of comparing the first full lease/loan payment Additional Sample Characteristic for each Final Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to use the first day of the month following the first full lease payment, as shown in the Lease Agreement, if the first full lease payment is a day other than the first day of the first full lease payment month, as shown in the Lease Agreement.

Exhibit 3 to Attachment A

Notes:

iv.	We were instructed by Spirit Realty, on behalf of the Issuers, not to compare the public rating S&P Additional Sample Characteristic if the value is “Not Rated” on the Preliminary Data File.

v.	For the purpose of comparing the EDF equivalent rating S&P Additional Sample Characteristic for each Final Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to ignore a positive/negative outlook symbol, as shown on the EDF Credit Rating Matrix.

We were instructed by Spirit Realty, on behalf of the Issuers, not to compare the EDF equivalent rating S&P Additional Sample Characteristic if the value is “NR” or “0” on the Preliminary Data File.

vi.	For the purpose of comparing the EBITDAR Additional Sample Characteristic for each Final Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to recalculate EBITDAR by:

a.	Dividing the:

(1)	EBITDAR, as shown on the EBITDAR Schedule,

by

(2)	1,000 and

b.	Rounding the resulting value obtained in a. above to two decimal places.

For the purpose of this procedure, Spirit Realty, on behalf of the Issuers, instructed us to note agreement with a Preliminary Data File value of “N/A” if the EBITDAR is “0,” as shown on EBITDAR Schedule.

vii.	We were instructed by Spirit Realty, on behalf of the Issuers, not to compare the corporate FCCR Additional Sample Characteristic if the value is “N/A” on the Preliminary Data File.

viii.	For the purpose of comparing the pre OH EBITDAR/annualized base FCCR Additional Sample Characteristic for each Final Sample Mortgaged Property with a contract description value of “Single Site Building,” as determined in note ii. on Exhibit 1 to Attachment A and in accordance with the instructions in the final paragraph of this note viii., Spirit Realty, on behalf of the Issuers, instructed us to recalculate the pre OH EBITDAR/annualized base FCCR by:

a.	Dividing the:

(1)	EBITDAR, as determined in note vi.,

by

(2)	12/31/2016 annualized base rent, as shown on the Preliminary Data File, and

b.	Rounding the resulting value obtained in a. above to two decimal places.

Exhibit 3 to Attachment A

Notes: (continued)

viii.	(continued)

For the purpose of comparing the pre OH EBITDAR/annualized base FCCR Additional Sample Characteristic for each Final Sample Mortgaged Property with a contract description value of “Master Lease Property,” as determined in note ii. on Exhibit 1 to Attachment A and in accordance with the instructions in the final paragraph of this note viii., Spirit Realty, on behalf of the Issuers, instructed us to recalculate the pre OH EBITDAR/annualized base FCCR by:

a.	Dividing the:

(1)	Sum of the EBITDAR of all Mortgaged Properties that correspond to the same master lease as the Final Sample Mortgaged Property, as shown on the Preliminary Data File,

by

(2)	12/31/2016 annualized base rent, as shown on the Preliminary Data File, and

b.	Rounding the resulting value obtained in a. above to two decimal places.

For the purpose of comparing the pre OH EBITDAR/annualized base FCCR Additional Sample Characteristic for each Final Sample Mortgaged Property with a contract description value of “Single Site Mortgage Building,” as determined in note ii. on Exhibit 1 to Attachment A and in accordance with the instructions in the final paragraph of this note viii., Spirit Realty, on behalf of the Issuers, instructed us to recalculate the pre OH EBITDAR/annualized base FCCR by:

a.	Adding the:

(1)	12/31/2016 annualized principal payment, as shown in the Loan Agreement, and

(2)	12/31/2016 annualized interest payment, as shown in the Loan Agreement,

b.	Dividing the:

(1)	EBITDAR, as determined in note vi.,

by

(2)	Resulting value obtained in a. above

c.	Rounding the resulting value obtained in b. above to two decimal places.

For the purpose of comparing the pre OH EBITDAR/annualized base FCCR Additional Sample Characteristic for each Final Sample Mortgaged Property with a contract description value of “Master Mortgage Building,” as determined in note ii. on Exhibit 1 to Attachment A and in accordance with the instructions in the final paragraph of this note viii., Spirit Realty, on behalf of the Issuers, instructed us to recalculate the pre OH EBITDAR/annualized base FCCR by:

a.	Adding the:

(1)	12/31/2016 annualized principal payment, as shown in the Loan Agreement, and

(2)	12/31/2016 annualized interest payment, as shown in the Loan Agreement,

b.	Dividing the:

(1)	Sum of the EBITDAR of all Mortgaged Properties that correspond to the same master mortgage as the Final Sample Mortgaged Property, as shown on the Preliminary Data File,

By

(2)	Resulting value obtained in a. above

c.	Rounding the resulting value obtained in b. above to two decimal places.

Exhibit 3 to Attachment A

Notes: (continued)

viii.	(continued)

For the purpose of comparing the pre OH EBITDAR/annualized base FCCR Additional Sample Characteristic for each Final Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to use the corporate FCCR, as shown on the Financial Ratio Summary, if the:

a.	EBITDAR, as determined in note vi. above, is “N/A” and the contract description value, as determined in note ii. on Exhibit 1 to Attachment A, is “Single Site Building” or “Single Site Mortgage Building,”

b.	Sum of the EBITDAR of all Mortgaged Properties that correspond to the same master lease as the Final Sample Mortgaged Property, as shown on the Preliminary Data File, is “N/A” and the contract description value, as determined in note ii. on Exhibit 1 to Attachment A, is “Master Lease Property” or

c.	Sum of the EBITDAR of all Mortgaged Properties that correspond to the same master mortgage as the Final Sample Mortgaged Property, as shown on the Preliminary Data File, is “N/A” and the contract description value, as determined in note ii. on Exhibit 1 to Attachment A, is “Master Mortgage Building.”

ix.	For the purpose of comparing the post OH EBITDAR/annualized base rent Additional Sample Characteristic for each Final Sample Mortgaged Property with a contract description value of “Single Site Building,” as determined in note ii. on Exhibit 1 to Attachment A, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the post OH EBITDAR/annualized base rent by:

a.	Subtracting the:

(1)	Overhead, as shown on the Preliminary Data File,

From

(2)	EBITDAR, as determined in note vi.,

b.	Dividing the:

(1)	Resulting value obtained in a. above

By

(2)	12/31/2016 annualized base rent, as shown on the Preliminary Data File, and

c.	Rounding the resulting value obtained in a. above to two decimal places.

Exhibit 3 to Attachment A

Notes: (continued)

ix.	(continued)

For the purpose of comparing the post OH EBITDAR/annualized base rent Additional Sample Characteristic for each Final Sample Mortgaged Property with a contract description value of “Master Lease Property,” as determined in note ii. on Exhibit 1 to Attachment A, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the post OH EBITDAR/annualized base rent by:

a.	Subtracting the:

(1)	Sum of the Overhead of all the Mortgaged Properties that correspond to the same master lease as the Final Sample Mortgaged Property, as shown on the Preliminary Data File,

from

(2)	Sum of the EBITDAR of all the Mortgaged Properties that correspond to the same master lease as the Final Sample Mortgaged Property, as shown on the Preliminary Data File,

b.	Dividing the:

(1)	Resulting value obtained in a. above

By

(2)	12/31/2016 annualized base rent, as shown on the Preliminary Data File, and

c.	Rounding the resulting value obtained in a. above to two decimal places.

For the purpose of comparing the post OH EBITDAR/annualized base rent Additional Sample Characteristic for each Final Sample Mortgaged Property with a contract description value of “Single Site Mortgage Building,” as determined in note ii. on Exhibit 1 to Attachment A, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the post OH EBITDAR/annualized base rent by:

a.	Subtracting the:

(1)	Overhead, as shown on the Preliminary Data File,

From

(2)	EBITDAR, as determined in note vi.,

b.	Adding the:

(1)	12/31/2016 annualized principal payment, as shown in the Loan Agreement, and

(2)	12/31/2016 annualized interest payment, as shown in the Loan Agreement,

c.	Dividing the:

(1)	Resulting value obtained in a. above

By

(2)	Resulting value obtained in b. above and

d.	Rounding the resulting value obtained in c. above to two decimal places.

Exhibit 3 to Attachment A

Notes: (continued)

ix.	(continued)

For the purpose of comparing the post OH EBITDAR/annualized base rent Additional Sample Characteristic for each Final Sample Mortgaged Property with a contract description value of “Master Mortgage Building,” as determined in note ii. on Exhibit 1 to Attachment A, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the post OH EBITDAR/annualized base rent by:

a.	Subtracting the:

(1)	Sum of the Overhead of all Mortgaged Properties that correspond to the same master mortgage as the Final Sample Mortgaged Property, as shown on the Preliminary Data File,

From

(2)	Sum of the EBITDAR of all Mortgaged Properties that correspond to the same master lease as the Final Sample Mortgage Property, as shown on the Preliminary Data File,

b.	Adding the:

(1)	12/31/2016 annualized principal payment, as shown in the Loan Agreement, and

(2)	12/31/2016 annualized interest payment, as shown in the Loan Agreement,

c.	Dividing the:

(1)	Resulting value obtained in a. above

By

(2)	Resulting value obtained in b. above

d.	Rounding the resulting value obtained in c. above to two decimal places.

For the purpose of comparing the post OH EBITDAR/annualized base rent Additional Sample Characteristic for each Final Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to use the corporate FCCR, as shown on the Financial Ratio Summary, if the:

a.	EBITDAR, as determined in note vi., is “N/A” and the contract description value, as determined in note ii. on Exhibit 1 to Attachment A, is “Single Site Building” or “Single Site Mortgage Building” and

b.	Sum of the EBITDAR of all Mortgaged Properties that correspond to the same master lease as the Final Sample Mortgaged Property, as shown on the Preliminary Data File, is “N/A” and the contract description value, as determined in note ii. on Exhibit 1 to Attachment A, is “Master Lease Property” or

c.	Sum of the EBITDAR of all Mortgaged Properties that correspond to the same master mortgage as the Final Sample Mortgaged Property, as shown on the Preliminary Data File, is “N/A” and the contract description value, as determined in note ii. on Exhibit 1 to Attachment A, is “Master Mortgage Building.”

Exhibit 3 to Attachment A

Notes: (continued)

x.	For the purpose of comparing the sales/sq ft Additional Sample Characteristic for each Final Sample Mortgaged Property, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the sales/sq ft by:

a.	Dividing the:

(1)	Sales, as shown on the Preliminary Data File,

By

(2)	Building SF (Approximate), as shown on the Preliminary Data File,

b.	Rounding the resulting value obtained in a. above to the nearest penny ($XX.XX).

We were instructed by Spirit Realty, on behalf of the Issuers, not to compare the sales/sq ft Additional Sample Characteristic if the value is “N/A,” as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Spirit Realty, on behalf of the Issuers, that are described in the notes above.

Exhibit 4 to Attachment A

Sample Characteristic Differences

Sample Mortgaged Property Number	Sample Characteristic	Preliminary Data File Value	Source Value

37	Lease/loan start date	9/22/2008	2/16/2007
	First full lease/loan payment	10/1/2008	3/1/2007

42	Automotive service bays (Y/N)	N	Y

55	Lease/loan start date	4/1/2010	6/7/2000
	First full lease/loan payment	4/1/2010	7/1/2000

61	Lease/loan start date	4/1/2010	6/7/2000
	First full lease/loan payment	4/1/2010	7/1/2000

84	Lease/loan start date	4/1/2010	6/7/2000
	First full lease/loan payment	4/1/2010	7/1/2000

91	Lease/loan start date	4/1/2010	6/7/2000
	First full lease/loan payment	4/1/2010	7/1/2000

113	Lease/loan start date	12/15/2004	12/14/2004

116	Lease/loan start date	7/3/1997	2/3/1997
	First full lease/loan payment	8/1/1997	3/1/1997
	Corporate FCCR	1.20	1.05

119	Lease/loan start date	12/28/1993	8/21/1992
	First full lease/loan payment	1/1/1994	9/1/1992

143	Lease/loan start date	4/1/2000	3/31/2000

154	Lease/loan start date	6/26/1998	10/14/2013
	First full lease/loan payment	7/1/1998	11/1/2013

159	Corporate FCCR	3.60	1.72

160	Corporate FCCR	3.60	1.72

165	First full lease/loan payment	5/1/2015	4/1/2015

Exhibit 4 to Attachment A

Sample Mortgaged Property Number	Sample Characteristic	Preliminary Data File Value	Source Value

185	Percentage rent description	8.0 % of Gross Sales in excess of $559,099	8.0 % of Gross Sales in excess of natural breakpoint
	Lease/loan expiration	7/31/2024	7/31/2029
	Last full lease payment	7/1/2024	7/1/2029
	Lease/loan term	359	419
	Remaining lease/loan term	82	142

186	6/30/2017 annualized base rent	$291,320.04	$382,154.76
	6/30/2017 annualized base rent/sq ft	$21.65	$28.41
	Escalations (lease)	Fixed schedule: bumps every 10% every 5years	Fixed schedule: Year 6-10 - $421,929.72; Year 11-12 - $465,844.51

187	Phase I date (MM-YYYY)	9/1/2005	10/1/2005

188	Phase I date (MM-YYYY)	9/1/2005	10/17/2005
	Date of rent escalation	2/1/2017	N/A
	Annualized escalated base rent	$486,318.96	N/A

195	Date of rent escalation	2/1/2017	1/1/2017

196	Corporate guarantor	BBL Holdings, LLC	None

202	Franchisee/licensee (Y/N)	Y	N

Exhibit 5 to Attachment A

Mortgage Loan Sample Characteristics

Mortgage Loan Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note

12/31/2016 paid through (Y/N)	12/31/2016 Paid Through (Y/N)	Mortgage Payment Screen Shots

12/31/2016 annualized principal payment	12/31/2016 TTM Principal PMT	Loan Agreement and recalculation	i.

12/31/2016 annualized interest payment	12/31/2016 TTM Interest PMT	Loan Agreement and recalculation	ii.

12/31/2016 mortgage balance	12/31/2016 MNR Balance	Loan Agreement	iii.

12/31/2017 annualized principal payment	12/31/2017 TTM Principal PMT	Loan Agreement and recalculation	iv.

12/31/2017 annualized interest payment	12/31/2017 TTM Interest PMT	Loan Agreement and recalculation	v.

12/31/2017 mortgage balance	12/31/2017 2017 Balance	Loan Agreement	iii.

Balloon payment	Balloon PMT	Loan Agreement

Escalation (mortgage)	Mortgage Escalation	Loan Agreement

Interest only period (Y/N)	Interest Only Period (Y/N)	Loan Agreement	vi.

Interest only period details	Interest Only Period Details	Loan Agreement	vii.

Mortgage interest rate	MNR Interest Rate	Loan Agreement

Fixed rate (Y/N)	Fixed Rate (Y/N)	Loan Agreement

Interest calculation	Interest Calculation	Loan Agreement

Prepayment premium	Prepayment Premium	Loan Agreement

Notes:

i.	For the purpose of comparing the 12/31/2016 annualized principal payment Mortgage Loan Sample Characteristic for each Sample Mortgage Loan, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2016 annualized principal payment by:

a.	Adding all principal payments due for the year ended 31 December 2016, as shown on the Loan Agreement, and

b.	Rounding the resulting value obtained in a. above to the nearest dollar.

Exhibit 5 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the 12/31/2016 annualized interest payment Mortgage Loan Sample Characteristic for each Sample Mortgage Loan, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2016 annualized interest payment by:

a.	Adding all interest payments due for the year ended 31 December 2016, as shown on the Loan Agreement, and

b.	Rounding the resulting value obtained in a. above to the nearest dollar.

iii.	For the purpose of comparing the 12/31/2016 mortgage balance and 12/31/2017 mortgage balance Mortgage Loan Sample Characteristics for each Sample Mortgage Loan, Spirit Realty, on behalf of the Issuers, instructed us to ignore differences of +/- $1.00 or less.

iv.	For the purpose of comparing the 12/31/2017 annualized principal payment Mortgage Loan Sample Characteristic for each Sample Mortgage Loan, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2017 annualized principal payment by:

a.	Adding all principal payments due for the year ended 31 December 2017, as shown on the Loan Agreement, and

b.	Rounding the resulting value obtained in a. above to the nearest dollar.

v.	For the purpose of comparing the 12/31/2017 annualized interest payment Mortgage Loan Sample Characteristic for each Sample Mortgage Loan, Spirit Realty, on behalf of the Issuers, instructed us to recalculate the 12/31/2017 annualized interest payment by:

a.	Adding all interest payments due for the year ended 31 December 2017, as shown on the Loan Agreement, and

b.	Rounding the resulting value obtained in a. above to the nearest dollar.

vi.	For the purpose of comparing interest only period (Y/N) Mortgage Loan Sample Characteristic for each Sample Mortgage Loan, Spirit Realty, on behalf of the Issuers, instructed us to:

a.	Note agreement with a Preliminary Data File value of “Y” if at least one scheduled payment, as shown in the Loan Agreement, includes only interest and no principal and

b.	Note agreement with a Preliminary Data File value of “N” if all scheduled payments, as shown in the Loan Agreement, include both interest and principal.

vii.	For the purpose of comparing the interest only period details Mortgage Loan Sample Characteristic for each Sample Mortgage Loan, Spirit Realty, on behalf of the Issuers, instructed us to note agreement with a Preliminary Data File value of “N/A” if the interest only period (Y/N) is “N,” as determined in note vi.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by Spirit Realty, on behalf of the Issuers, that are described in the notes above.

Exhibit 6 to Attachment A

Sample Mortgage Loan Sample Characteristic Differences

Sample Mortgaged Property Number	Sample Characteristic	Preliminary Data File Value	Source Value

15	NAICS code	722211 - Limited Service Restaurants	447110 - Gasoline Stations with Convenience Stores
	Lease/loan term	291	166
	Automotive service bays (Y/N)	Y	N
	First full lease/loan payment	1/1/2004	6/1/2014

17	NAICS code	722211 - Limited Service Restaurants	447110 - Gasoline Stations with Convenience Stores
	Lease/loan term	291	166
	Automotive service bays (Y/N)	Y	N
	First full lease/loan payment	1/1/2004	6/1/2014

20	Year built	2005	2001
	NAICS code	722211 - Limited Service Restaurants	447110 - Gasoline Stations with Convenience Stores
	First full lease/loan payment	1/1/2004	6/1/2014

Exhibit 7 to Attachment A

Vacant Sample Characteristic Difference

Sample Mortgaged Property Number	Vacant Sample Characteristic	Preliminary Data File Value	Source Value

204	Phase I date (MM-YYYY)	2/1/2007	3/1/2007

Exhibit 8 to Attachment A

Initial Sample Characteristic Differences

Between the Initial Preliminary Data File and Preliminary Data File

Sample Mortgaged Property Number	Sample Characteristic	Initial Preliminary Data File Value	Preliminary Data File Value

2	Obligor	Casual Male Retail Group, Inc.	Destination XL Group, Inc.

3	Obligor	Station Casinos, Inc.	Station Casinos, LLC

14	Obligor	Big Al’s Holding Company	Big Al’s Holding Company, Inc.

	Corporate guarantor	Big Al’s Holding Company	Big Al’s Holding Company, Inc.

16	Lessee/borrower	Carmike Cinemas, Inc.	Carmike Cinemas, LLC.
	Date of rent escalation	04/01/2020	N/A

21	Obligor	Capitol Racquet Sports, Inc.	Capitol Racquet Sports, Inc. (Individual Guarantors)

25	Obligor	Big Al’s Holding Company	Big Al’s Holding Company, Inc.

	Corporate guarantor	Big Al’s Holding Company	Big Al’s Holding Company, Inc.

45	Obligor	Capitol Racquet Sports, Inc.	Capitol Racquet Sports, Inc. (Individual Guarantors)

70	Lease/loan expiration	7/16/2017	Month to Month
	Last full lease/loan payment	6/1/2017	Month to Month
	Escalations (lease)	Fixed Schedule: No remaining escelations	Month to Month
	Renewal options remaining	No Renewal Options	Month to Month

80	Lease/loan expiration	7/16/2017	Month to Month
	Last full lease/loan payment	6/1/2017	Month to Month
	Renewal options remaining	No Renewal Options	Month to Month

Exhibit 8 to Attachment A

Sample Mortgaged Property Number	Sample Characteristic	Initial Preliminary Data File Value	Preliminary Data File Value

96	Date of rent escalation	10/1/2018	N/A

117	Lessee/borrower	Crème De La Crème, Inc.	Crème De La Crème(Lessee), Inc.

118	Lessee/borrower	Crème De La Crème, Inc.	Crème De La Crème(Lessee), Inc.

122	Date of rent escalation	Crème De La Crème, Inc.	Crème De La Crème(Lessee), Inc.

123	Obligor	Sybra, LLC (Individual Guarantors)	Arby’s Restaurant Group, Inc. (Individual Guarantors)

	Corporate guarantor	None	Arby’s Restaurant Group, Inc.

126	12/31/2016 annualized base rent/sq ft	$25.39	$49.20
	6/30/2017 annualized base rent	$25.39	$49.20
	12/31/2017 trailing twelve month base rent/sq ft	$25.39	$49.20

136	Renewal options remaining	2 Options; Total 9 yrs	2 options, 9 years

137	Renewal options remaining	2 Options; Total 9 yrs	2 options, 9 years

145	Obligor	Cajun Funding Corp.; Cajun Restaurants, LLC	Cajun Funding Corp.; Cajun Restaurants, LLC, Cajun Global LLC
	Corporate guarantor	Cajun Funding Corp.; Cajun Restaurants, LLC	Cajun Funding Corp.; Cajun Restaurants, LLC, Cajun Global LLC

146	Obligor	Platinum Restaurants, LLC (Individual Guarantors)	Platinum Restaurant Group, Inc. (Individual Guarantors)

148	Phase I (Y/N)	N	Y

	Phase I date (MM-YYYY)	N/A	8/1/2005

Exhibit 8 to Attachment A

Sample Mortgaged Property Number	Sample Characteristic	Initial Preliminary Data File Value	Preliminary Data File Value

150	Percentage rent description	No percentage rent based off of new lease 2016.	N/A

152	Phase I date (MM-YYYY)	5/1/2006	3/1/2006

160	Investment type	<blank>	Lease

Exhibit 9 to Attachment A

Sample Characteristic Differences

Between the Preliminary Data File and Data File

Sample Mortgaged Property Number	Sample Characteristic	Preliminary Data File Value	Data File Value

26	Phase I (Y/N)	N	Y
	Phase I date (MM-YYYY)	<blank>	12/2005
	Phase II (Y/N)	<blank>	N

140	Corporate FCCR	N/A	2.53